Dec. 31, 2023
QQQ Plus Bond Alpha Portfolio
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	0.00%
Other Expenses1	0.36%	0.36%
Total Annual Fund Operating Expenses	1.01%	0.81%
Less Fee Waiver and Expense Reimbursement2,3	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.66%	0.46%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

2
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

3
The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver and the expense reimbursement (expense limitation), which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years
Class I	$67	$287
Class P	$47	$224

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund buys and sells securities (or “turns over” its holdings). This Fund is new and does not yet have a turnover rate. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the Nasdaq-100 Index and/or the Nasdaq-100 Total Return Index (the “Nasdaq-100 Indices”) and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the “QQQ” portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
QQQ portion:
The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq® Stock Market based upon market capitalization.
For the QQQ portion of the Fund, PLFA seeks to gain exposure to the Nasdaq-100 Indices using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. Using derivatives such as total return swaps and futures contracts is a way to obtain the return of the Nasdaq-100 Indices that is the economic equivalent of, but does not involve investing in, all of the securities in those indices.
In seeking to gain exposure to the Nasdaq-100 Indices through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Nasdaq-100 Indices, which may include a significant percentage to a single sector. Based upon the current composition of the Nasdaq-100 Indices, it is anticipated that this portion of the Fund will be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Nasdaq-100 Indices changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Nasdaq-100 Indices may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Indices.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Nasdaq-100 Indices returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Performance
The Fund is expected to commence operations on or about October 15, 2024 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.